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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Clarium Capital Management, LLC
Address:   1114 Avenue of the Americas, 29th Floor
           New York, NY 10036

Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Peter Thiel
Title:   President
Phone:   (212) 903-2800

Signature, Place, and Date of Signing:

      /s/ Peter Thiel            November 13, 2009            New York, NY
        [Signature]                   [Date]                 [City, State]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           17
Form 13F Information Table Value Total:       11,798
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                           FORM 13F INFORMATION TABLE

       COLUMN 1          COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------- -------------- --------- -------- ------------------- ---------- -------- -------------------
                                                                                                  VOTING AUTHORITY
                                                 VALUE  SHRS OR        PUT/ INVESTMENT  OTHER   -------------------
     NAME OF ISSUER   TITLE OF CLASS    CUSIP  (x$1000) PRN AMT SH/PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------- -------------- --------- -------- ------- ------ ---- ---------- -------- ------ ------ -----
AUTOMATIC DATA             COM       053015103     216    5,500   SH           SOLE              5,500    0     0
PROCESSING IN
BECTON DICKINSON & CO      COM       075887109     398    5,700   SH           SOLE              5,700    0     0
CONTANGO OIL & GAS
COMPANY                  COM NEW     21075N204     357    7,000   SH           SOLE              7,000    0     0
HEWLETT PACKARD CO         COM       428236103     453    9,600   SH           SOLE              9,600    0     0
INTEL CORP                 COM       458140100     587   30,000   SH           SOLE             30,000    0     0
ISHARES TR INDEX      S&P 100 IDX FD 464287101   1,090   22,330   SH           SOLE             22,330    0     0
ISTAR FINL INC             COM       45031U101     303   99,800   SH           SOLE             99,800    0     0
JABIL CIRCUIT INC          COM       466313103     206   15,359   SH           SOLE             15,359    0     0
LSI CORPORATION            COM       502161102      63   11,429   SH           SOLE             11,429    0     0
MBIA INC                   COM       55262C100      84   10,850   SH           SOLE             10,850    0     0
MCDONALDS CORP             COM       580135101     599   10,500   SH           SOLE             10,500    0     0
NIKE INC                   CL B      654106103   1,703   26,323   SH           SOLE             26,323    0     0
NRG ENERGY INC           COM NEW     629377508   1,128   40,000   SH           SOLE             40,000    0     0
SPDR TR                 UNIT SER 1   78462F103     635    6,016   SH           SOLE              6,016    0     0
SYSCO CORP                 COM       871829107     420   16,900   SH           SOLE             16,900    0     0
TOYOTA MOTOR CORP     SP ADR REP2COM 892331307   2,561   32,600   SH   CALL    SOLE
WALGREEN CO                COM       931422109     995   26,545   SH           SOLE             26,545    0     0


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